Stock-Based Compensation, Assumptions Used to Estimate Fair Value of Options Granted (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2017	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued liabilities		$ 274,900	$ 274,900	$ 258,528	$ 249,023
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of deferred stock units (in dollars per share)				$ 5.18	$ 5.03	$ 5.06
Stock-based compensation expense				$ 7,800	$ 2,400	$ 0
Assumptions [Abstract]
Expected life of options				5 years 1 month 6 days	4 years 9 months 18 days	6 years 1 month 6 days
Risk-free interest rate				1.31%	1.58%	1.98%
Assumed volatility				49.50%	49.90%	67.60%
Expected dividend rate				0.00%	0.00%	0.00%
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		7,800	$ 69,200
Assumptions [Abstract]
Expected dividend rate			0.00%
2013 Stock Incentive Plan [Member] | Stock Options [Member] | Minimum [Member]
Assumptions [Abstract]
Expected life of options			5 years
Risk-free interest rate			1.94%
Assumed volatility			41.20%
2013 Stock Incentive Plan [Member] | Stock Options [Member] | Maximum [Member]
Assumptions [Abstract]
Expected life of options			6 years 3 months
Risk-free interest rate			2.12%
Assumed volatility			45.80%
2013 Stock Incentive Plan [Member] | Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred stock units authorized (in shares)	5.5
Fair value of deferred stock units (in dollars per share)	$ 17.20
Initial public offering share price (in dollars per share)	$ 20.00
Stock-based compensation expense		2,000	$ 96,800
Accrued liabilities		$ 5,400	$ 5,400
Assumptions [Abstract]
Expected life of options			1 year 5 months 1 day
Assumed volatility			51.50%